Loans and Borrowings - Summary of Maturities of Financial Liabilities (Details) - Jun. 30, 2023 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	$ 3,229
TOTAL		€ 81,354
Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		57,356
Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		14,732
Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		6,030
Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		8
Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		78,125
BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	3,229
Within 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		7,748
Within 1 Year | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		415
Within 1 Year | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		6,321
Within 1 Year | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,005
Within 1 Year | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		8
Within 1 Year | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		7,748
Within 1 Year | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than one year and not later than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		7,360
Later than one year and not later than two years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than one year and not later than two years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		6,343
Later than one year and not later than two years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,017
Later than one year and not later than two years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than one year and not later than two years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		7,360
Later than one year and not later than two years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than two years and not later than three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		58,832
Later than two years and not later than three years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		56,940
Later than two years and not later than three years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		863
Later than two years and not later than three years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,029
Later than two years and not later than three years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than two years and not later than three years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		58,832
Later than two years and not later than three years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than three years and not later than four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,909
Later than three years and not later than four years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than three years and not later than four years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		868
Later than three years and not later than four years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,040
Later than three years and not later than four years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than three years and not later than four years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,909
Later than three years and not later than four years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than four years and not later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,389
Later than four years and not later than five years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		336
Later than four years and not later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,053
Later than four years and not later than five years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,389
Later than four years and not later than five years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	3,229
TOTAL		4,116
Later than five years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		886
Later than five years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		€ 886
Later than five years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	$ 3,229